Leases (Details) - Schedule of other information - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Other Information Abstract
Cash paid for amounts included in the measurement of lease liabilities	$ 174
Weighted average remaining lease term (years)	3 years 8 months 12 days	2 years 8 months 12 days
Weighted average discount rate	5.00%	5.40%